Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Travel license	31,056	31,056	4,874
Insurance agency license	11,711	11,711	1,838
Software	73,721	73,056	11,464
Technology	4,300	4,300	675
Trade names	41,634	41,634	6,533
Supplier relationship	8,560	8,560	1,343
Customer relationship	21,787	21,787	3,419
Non-compete agreements	6,399	6,399	1,004
Subtotal	199,168	198,503	31,150
Less: Accumulated amortization	(105,484)	(120,805)	(18,957)
Less: Impairment	(22,322)	(22,322)	(3,503)
Total	71,362	55,376	8,690

Schedule of annual estimated amortization expense for intangible assets

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2022	10,347	1,624
2023	8,550	1,342
2024	7,788	1,222
2025	4,412	692
2026	3,343	525
Thereafter	20,936	3,285
Total	55,376	8,690